Cover	3 Months Ended
Mar. 31, 2023 shares
Cover [Abstract]
Document Type	10-Q/A
Amendment Flag	true
Amendment Description	Amendment No 1
Document Quarterly Report	true
Document Transition Report	false
Document Period End Date	Mar. 31, 2023
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-168195
Entity Registrant Name	FIRSTHAND TECHNOLOGY VALUE FUND, INC.
Entity Central Index Key	0001495584
Entity Tax Identification Number	27-3008946
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	150 Almaden Boulevard
Entity Address, Address Line Two	Suite 1250
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95113
City Area Code	(408)
Local Phone Number	886-7096
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	6,893,056